Fair Value Measurements (Narrative) (Detail) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Proceeds from sale of other investments	$ 579				$ 220,961					$ 236,618	$ 135,571	$ 0
Income tax expense	$ 56,605	$ (33,654)	$ 24,376	$ (621)	$ 68,388	$ 36,833	$ (73,802)	$ 11,477	$ (96,325)	58,489	(121,817)	(308,279)
Reduction of "Other comprehensive income (loss)"										$ (3,317)	83,752	(2,045)
Other than temporary impairment of cost investments												$ 2,000
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of marketable securities											130,900
Income tax expense											48,600
Reduction of "Other comprehensive income (loss)"											$ 82,300